Subsequent Events:	12 Months Ended
Dec. 31, 2017
Subsequent Events
Subsequent Events:

13. Subsequent Events:

  Fourth quarter of 2017 common unit cash distribution: On January 1, 2018, the Board of Directors unanimously approved a quarterly cash distribution, for the fourth quarter of 2017 of $0.4225 per common unit, or $15.0 million which, on January 18, 2018, was paid to all unitholders of record as of January 11, 2018.

  Quarterly Series A Preferred units cash distribution: On January 19, 2018, the Partnership’s Board of Directors declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from November 12, 2017 to February 11, 2018. The cash distribution was paid on February 12, 2018, to all Series A preferred unitholders of record as of February 5, 2018.

  Optional Vessels purchase option deadline extension: On February 6, 2018, the Partnership agreed with its Sponsor to extend the deadline for exercising the purchase options relating to both the Clean Horizon  and the Clean Vision previously granted to the Partnership under the Omnibus Agreement retroactively from their initial expiration in July 2017 and January 2018, respectively, to December 31, 2018.